Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Buildings and improvements | Minimum
Property and equipment
Estimated useful life	5 years
Buildings and improvements | Maximum
Property and equipment
Estimated useful life	40 years
Computer and other equipment | Minimum
Property and equipment
Estimated useful life	2 years
Computer and other equipment | Maximum
Property and equipment
Estimated useful life	5 years
Furniture and other equipment | Minimum
Property and equipment
Estimated useful life	3 years
Furniture and other equipment | Maximum
Property and equipment
Estimated useful life	15 years